S000077112 [Member] Investment Objectives and Goals - iShares Environmentally Aware Real Estate ETF	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares Environmentally Aware Real Estate ETFERET | Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Environmentally Aware Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of developed market real estate equities while targeting increased exposure to green certification and energy efficiency relative to the parent index.